Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	N-1A/A
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 20, 2022
Entity Registrant Name	dei_EntityRegistrantName	BCM FOCUS FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001950357
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 20, 2022
BCM FOCUS SMALL/MICRO-CAP FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	BCM FOCUS SMALL/MICRO-CAP FUND - SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the BCM Focus Small/Micro-Cap Fund (the “Fund”), a separate series of the BCM Focus Funds (the “Trust”) is to provide investors with long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy, and hold, and sell the Fund’s shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and expense example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not commenced operations as of the date of this Prospectus, the portfolio turnover rate for the last fiscal year is not available. In the future, the portfolio turnover rate for the most recent fiscal year will be provided here.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The “Other Expenses” reflect estimated expenses that the Fund expects to bear in the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund’s Shares with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund’s shares for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in small-cap and micro-cap equity securities. Such securities will be publicly traded and issued by domestic issuers directly. The Fund primarily seeks to purchase common stock. The Fund considers small-cap and micro-cap securities to be securities that at the time of purchase have market capitalizations between (or equal) to the largest and smallest companies within the Morningstar US Small-Cap Extended Index. As of 10/31/2022, the smallest company included in the index had a market capitalization of $27 million and the largest had a market capitalization of $13 billion. The Fund may continue to hold or repurchase securities whose market capitalizations have exceeded the upper bound of the index. The Fund will concentrate at least 25% of its net assets in the Software & Services Industry Group within the Information Technology Sector.

Bares Capital Management, Inc. is the Fund’s Investment Adviser (“BCM” or “Investment Adviser”). BCM is primarily responsible for the day-to-day management of the Fund’s portfolio, including purchases and sales of individual securities according to the Fund’s principal investment strategies. The Investment Adviser focuses on identifying companies that it believes are qualitatively excellent through “bottoms-up” research, primarily involving a review of public documents; field work, including company site visits, industry trade shows, user conferences and product demonstrations; discussions with suppliers, customers and competitors; and other primary and secondary due diligence. The Investment Adviser considers qualitatively excellent companies to be those it determines to have characteristics such as competitive advantages; the potential for high returns on invested capital; skilled, shareholder-friendly management teams; and large growth opportunities. The Investment Adviser assesses companies and industries in an attempt to identify qualitative competitive characteristics such as supplier power, intensity of industry rivalry, lack of customer substitutes, and other factors that may indicate an ability to earn attractive returns on invested capital. Additional qualitative assessments are undertaken in an attempt to understand whether actions taken by management teams are likely to be in the long-term interest of shareholders, and whether the growth prospects for the company are attractive. After these qualitative assessments are complete, the Investment Advisor attempts to estimate “intrinsic values” for the companies that meet its criteria using a discounted cash flow model or “relative values” for companies that meet its criteria using other methods such as comparisons of current market price in relation to earnings, cash flow, or book value per share contrasted with similar companies. The Investment Adviser then invests in a limited number of companies that present the most compelling mix of qualitative characteristics (e.g., competitive position) and quantitative metrics (e.g., price in relation to value). As part of the Fund’s investment process, the Investment Adviser considers environmental, social and governance (“ESG”) factors for each investment in the portfolio. The consideration of ESG criteria is one of several factors that the Investment Adviser may deem to be material to a company or industry. The Investment Adviser defines ESG as a set of environmental, social and governance factors that the Investment Adviser, in its sole discretion, determines have a material impact on a company’s long-term sustainability and durability. Examples of environmental criteria include air and water pollution or utilization of natural resources. Examples of social considerations include a company’s working conditions or product safety. Governance examples include board structure or management compensation. A less favorable ESG profile may not preclude the Fund from investing in a company, as the consideration of ESG factors is not more influential than the consideration of other investment criteria

Investments may be sold if they appreciate to levels at or near the higher end of the Investment Adviser’s estimated ranges of valuation. However, the Fund may retain these investments if they continue to meet the Fund’s investment objective and strategy.

The Fund operates as a “non-diversified company” under the Investment Company Act of 1940 (the “1940 Act”), which means that the Fund may invest a significant portion of its assets in the securities of a limited number of issuers.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are listed and described below. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

New Fund Risk: The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Micro-Cap and Small-Cap Company Risk: Micro-cap and small-cap companies, when compared to larger companies, may experience lower trade volume and could be subject to greater and less predictable price changes. Micro-cap and small-cap companies may also have limited management experience or depth, limited ability to generate or borrow capital needed for growth, limited products or services, or operate in less established markets. Therefore, micro-cap and small-cap securities may be subject to changing economic, market, and industry conditions and experience more volatility and less liquidity over short periods.

Investment Risk: Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

Market Risk and Selection Risk: Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Equity Securities Risk: Equity securities risk is the risk that prices of equity securities rise and fall daily. Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole.

Non-Diversification Risk: Because a non-diversified fund under the federal securities laws may invest in a relatively small number of issuers compared to a diversified fund, changes in the financial condition of individual issuers, as well as political, regulatory, or economic occurrences affecting such issuers may cause greater fluctuation in the value of a non-diversified fund’s shares. However, the Fund intends to satisfy the asset diversification requirements for qualification as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

Software & Services Industry Group Concentration Risk: When a fund focuses its investments in a particular industry, group of industries, or sector, financial, economic, business, and other developments affecting issuers in those industries or sector will have a greater effect on the fund than if it had not done so. Market or economic factors impacting companies in the information technology sector could have a major effect on the value of the Fund’s investments. Stocks of such companies, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in the information technology sector may face unpredictable changes in growth rates and competition for the services of qualified personnel.

Computer software/services companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software/services companies is characterized by rapidly changing technology, evolving industry standards and frequent new product introductions. The success of computer software/services companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results. Some computer software/services companies rely on a combination of patents, copyrights, trademarks, and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer software/ services companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

Large Shareholder Risk: Asset allocation decisions, particularly large redemptions, made by an investor or an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders, may adversely impact remaining Fund shareholders.

Management Risk: The Fund is actively managed, and its success depends upon the investment skills and analytical abilities of the Investment Adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the Investment Adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.

Liquidity Risk: Certain holdings may be difficult to value, purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

Risk Lose Money [Text]	rr_RiskLoseMoney	A shareholder may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because a non-diversified fund under the federal securities laws may invest in a relatively small number of issuers compared to a diversified fund, changes in the financial condition of individual issuers, as well as political, regulatory, or economic occurrences affecting such issuers may cause greater fluctuation in the value of a non-diversified fund’s shares. However, the Fund intends to satisfy the asset diversification requirements for qualification as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new as of the date of this Prospectus and does not yet have a full calendar year of investment operations, accordingly no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Updated performance information will be available at no cost by calling (888) 885-8859 or visiting the Fund’s website at www.bcmfocusfunds.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this Prospectus and does not yet have a full calendar year of investment operations, accordingly no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 885-8859
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bcmfocusfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	In the future, performance information will be presented in this section of the Prospectus.
BCM FOCUS SMALL/MICRO-CAP FUND | BCM FOCUS SMALL/MICRO-CAP FUND Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BCSMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 381

[1]	The Investment Adviser receives a management fee pursuant to a Management Agreement, which fee is computed daily and payable monthly, equal to 0.85% per annum for the first $3 billion and 0.80% per annum for amounts over $3 billion of the average daily net assets of the Fund.
[2]	The “Other Expenses” reflect estimated expenses that the Fund expects to bear in the current fiscal year.